Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [Abstract]
Share-Based Compensation	SHARE-BASED COMPENSATION
(a)    Share options of the Company
Equity Award Plan
The 2009 Equity Award Plan and 2019 Equity Award Plan (collectively, the “Equity Award Plan”) gives the Company a competitive edge in attracting, retaining and motivating employees, directors and consultants and to provide the Company with an equity award plan providing incentives directly related to increases in its Shareholder value. Subject to certain criteria as defined in the Equity Award Plan, the Company's subsidiaries' or affiliates' employees, directors or officers and many of its consultants are eligible for awards under the Equity Award Plan.
The 2009 Equity Award Plan provided for an aggregate of 804,786,508 Shares to be available for awards. The 2009 Equity Award Plan had a term of ten years, which expired on November 30, 2019, no further awards may be granted after the expiration of the term. All existing awards previously granted under the 2009 Equity Award Plan, but which are unexercised or unvested, will remain valid and (where applicable) exercisable in accordance with their respective terms of grant despite the expiry of the 2009 Equity Award Plan. The Company’s Remuneration Committee might, from time to time, grant awards of share options, share appreciation rights, restricted shares, restricted share units, share bonuses (“Share-based Awards”), performance compensation awards or any combination of the foregoing pursuant to the 2009 Equity Award Plan. Effective December 1, 2019, the 2019 Equity Award Plan was approved by Shareholders, with materially the same terms of the 2009 Equity Award Plan. As at December 31, 2020, there were 808,619,139 shares available for grant under the 2019 Equity Award Plan and no share options or any other Share-based Awards (under which new Shares will be issued) were granted during the year under the 2019 Equity Award Plan.
Share options under the Equity Award Plan were granted with an exercise price not less than the highest of (i) the official closing price of the Shares as stated in the daily quotation sheet of the Stock Exchange on the date of grant, which must be a business day, (ii) the average of the official closing price of the Shares as stated in the daily quotation sheets of the Stock Exchange for the five business days immediately preceding the date of grant and (iii) the nominal value of a Share. The outstanding share options generally vest over four years and have ten-year contractual terms. Compensation cost for all share option grants, which all have graded vesting, is net of estimated forfeitures and is recognized on an accelerated granted attribution approach over the awards’ respective requisite service periods.
The Company estimates the fair value of share options using the Black-Scholes option-pricing model. Expected volatilities are based on the Company’s historical volatility for a period equal to the expected life of the share options. The expected option life is based on the contractual term of the option as well as historical exercise and forfeiture behavior. The risk-free interest rate for periods equal to the expected term of the share option is based on the Hong Kong Government Bond rate in effect at the time of the grant for share options granted. The expected dividend yield is based on the estimate of annual dividends expected to be paid at the time of the grant. The Group has no legal or constructive obligation to repurchase or settle the options in cash.
A summary of the share option activity for the Company’s 2009 Equity Award Plan is presented below:

	Year ended December 31,
	2020		2019		2018
	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$
Outstanding at January 1	64,874	$4.99	57,382	$4.81	48,252	$4.39
Granted	—	—	19,410	5.08	18,873	5.62
Exercised	(1,766)	3.41	(7,749)	3.65	(6,186)	3.74
Forfeited	(8,690)	5.51	(4,169)	5.35	(3,557)	5.24
Outstanding at December 31	54,418	$4.96	64,874	$4.99	57,382	$4.81
Exercisable at December 31	32,903	$4.85	22,214	$5.10	18,152	$5.00

The weighted average share price at the date of exercise for share options exercised during the years ended December 31, 2020, 2019, and 2018 was US$4.41, US$5.26 and US$5.72, respectively.
The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2020		2019		2018
Range of exercise prices	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life
US$	’000	(years)	’000	(years)	’000	(years)
1.01 - 2.00	—	—	210	0.42	811	1.29
2.01 - 3.00	76	0.85	76	1.86	283	2.80
3.01 - 4.00	9,783	4.85	11,045	5.88	14,805	6.94
4.01 - 5.00	13,394	6.34	16,092	7.41	18,673	8.00
5.01 - 6.00	26,587	7.68	31,292	8.65	15,991	9.01
6.01 - 7.00	1,851	5.24	2,023	6.42	2,227	7.26
7.01 - 8.00	1,288	3.27	2,098	4.32	2,554	5.29
8.01 - 9.00	1,439	3.21	2,038	4.21	2,038	5.21
	54,418	6.53	64,874	7.49	57,382	7.64

Fair value estimates of the share options under 2009 Equity Award Plan
The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2020	2019	2018
Expected volatility	—	36.9%	36.0%
Expected life (years)	—	4.8	4.7
Risk-free annual interest rate	—	1.7%	1.7%
Expected dividends	—	5.0%	5.8%
Weighted average share price at the date of grant (US$)	$—	$5.06	$5.58
Weighted average exercise price (US$)	$—	$5.08	$5.62
Weighted average fair value of each share option granted by the Company (US$)	$—	$1.03	$1.01
(b)    Restricted share units of the Company
Under the 2009 Equity Award Plan and the 2019 Equity Award Plan, the Company granted certain restricted share units (under which no new Shares will be issued) to eligible participants. Such restricted share units will vest over three to four years. Grantees are entitled to a future cash payment from our Group that is equivalent to the fair value of the vested restricted share units and any accumulated dividends in cash upon vesting.
A summary of the restricted share units under the 2009 Equity Award Plan and the 2019 Equity Award Plan is presented below:

	Year ended December 31,
	2020		2019		2018
	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$
Unvested at January 1	1,407	$4.99	—	$—	—	$—
Granted	2,337	4.11	1,412	4.99	—	—
Vested	(244)	4.09	—	—	—	—
Forfeited	(137)	4.97	(5)	4.99	—	—
Unvested at December 31	3,363	$4.44	1,407	$4.99	—	$—

The fair value of each restricted share unit on its grant date is the closing price of the Shares on its grant date. The fair value of each restricted share unit is re-measured at the end of each reporting period until its vesting date. Upon vesting of each restricted share unit, the Group will pay the grantees an amount in cash calculated based on the higher of (i) the closing price of the Company’s shares on the vesting date, and (ii) the average closing price of the Company’s shares for the five trading days immediately preceding the vesting date, in addition to any accumulated cash and dividends equivalents paid by the Company in respect of one Share. If the vesting date is not a trading day, the trading day immediately preceding the vesting date shall be considered as the vesting date. Compensation cost for all restricted share units, which all have graded vesting, is recognized on an accelerated granted attribution approach over the restricted share units’ respective requisite service periods. As at December 31, 2020 and 2019, the accrued liability associated with these cash-settled restricted share units was US$7 million and US$1 million, respectively. For the year ended December 31, 2020, the gain on re-measurement of the liability was less than US$1 million. For the year ended December 31, 2019, the loss on re-measurement of the liability was less than US$1 million. For the year ended December 31, 2018, there were no restricted share units granted and no restricted share units outstanding as at December 31, 2018.
As a result of the Company cash-settling and planning to cash-settle certain future unvested restricted share units on their vesting dates, 852,000 outstanding restricted share units under the Equity Award Plan were modified from equity awards to cash-settled liability awards during the year ended December 31, 2017. The modification affected four employees and resulted in no additional compensation expense. The fair value of these awards is remeasured each reporting period until the vesting dates. Upon settlement, the Group will pay the grantees an amount in cash calculated based on the higher of (i) the closing price of the Company’s shares on the vesting date, and (ii) the average closing price of the Company’s shares for the five trading days immediately preceding the vesting date. If the vesting date is not a trading day, the trading day immediately preceding the vesting date shall be considered as the vesting date. All cash-settled restricted share units which were previously equity-settled have been vested during the year ended December 31, 2018. During the year ended December 31, 2018, the Company paid US$5 million to settle vested restricted share units that were previously classified as equity awards.

	Year ended December 31,
	2018
	Number of restricted share units ’000	Weighted average grant date fair value US$
Cash-settled which were previously equity settled
Unvested at January 1	852	7.51
Vested	(852)	7.51
Unvested at December 31	—	—

(c)    Share options of LVS
The Group participates in the equity-settled share-based compensation plan of LVS which provides for the granting of share options to purchase LVS common stock (the “2004 Plan”).
The 2004 Plan had an original term of ten years and was subsequently extended to December 2019. This was further extended to December 2024 and the number of shares of common stock available for grants was increased by 10,000,000 shares from 26,344,000 (the “Amended 2004 Plan”). Share option awards are granted with an exercise price equal to the fair market value (as defined in the Amended 2004 Plan) of LVS’ share on the date of grant. The outstanding share options generally vest over three to four years and have ten-year contractual terms. As at December 31, 2020, there were 8,998,486 shares available for grant under the Amended 2004 Plan.
For the purpose of financial reporting of the Group, share-based compensation expense arising from the granting of share options by LVS to the Directors and employees of the Group, to the extent of services rendered to the Group, is deemed to have been allocated to the Group as its expense with the corresponding increase in the share option reserve under equity in the relevant companies comprising the Group.
During the years ended December 31, 2020, 2019 and 2018, 33,768, 41,546 and 23,481 share options were granted at a weighted average exercise price of US$70.06, US$57.05 and US$77.44. During the years ended December 31, 2020 and 2019, no share options were exercised and no share options expired. During the year ended December 31, 2018, 61,875 share options at a weighted average exercise price of US$66.18 were exercised and 102,000 share options at a weighted average exercise price of US$80.08 were expired. As at December 31, 2020 and 2019, there were 132,525 and 98,757 share options outstanding with a weighted average exercise price of US$65.53 and US$63.97, and 63,233 and 30,314 share options were exercisable at a weighted average exercise price of US$65.34 and US$66.82.
The expense allocated to the Group in relation to the Amended 2004 Plan during the years ended December 31, 2020, 2019 and 2018 was US$0.3 million.